Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments given (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 20,932	£ 23,777
Documentary credits and other short-term trade related transactions	1,086	1,291
Standby facilities, credit lines and other commitments	263,936	268,736
Total off-balance sheet	285,954	293,804
On demand [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	20,630	22,836
Documentary credits and other short-term trade related transactions	1,084	1,287
Standby facilities, credit lines and other commitments	262,586	264,346
Total off-balance sheet	284,300	288,469
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	213	366
Documentary credits and other short-term trade related transactions	1	3
Standby facilities, credit lines and other commitments	564	1,134
Total off-balance sheet	778	1,503
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	57	86
Documentary credits and other short-term trade related transactions	1	1
Standby facilities, credit lines and other commitments	93	792
Total off-balance sheet	151	879
Over six months and not later than nine months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	6	125
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	123	973
Total off-balance sheet	129	1,098
Over nine months and not later than one year [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1	140
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	95	638
Total off-balance sheet	96	778
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	25	143
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	49	118
Total off-balance sheet	74	261
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	42
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	196	98
Total off-balance sheet	196	140
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	28
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	202	273
Total off-balance sheet	202	301
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	3
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	21	139
Total off-balance sheet	21	142
Over ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	8
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	7	225
Total off-balance sheet	£ 7	£ 233